UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2013

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	39

Officers and Trustees	42

Important Notices	43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	11/28/2003	5.92%	11.23%	8.12%	5.84%
Fund at Market Price	—	10.60	18.98	11.21	6.77
S&P/LSTA Leveraged Loan Index	11/28/2003	3.85%	7.76%	6.73%	5.39%

% Premium/Discount to NAV
					8.56%

Distributions[3]
Total Distributions per share for the period					$0.545
Distribution Rate at NAV					6.45%
Distribution Rate at Market Price					5.94%

% Total Leverage[4]
Auction Preferred Shares (APS)					14.78%
Borrowings					20.26

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Fund Profile

Top 10 Issuers (% of total investments)5

HJ Heinz Co.	1.2%
Intelsat Jackson Holdings Ltd.	1.1
Alliance Boots Holdings Limited	1.1
HCA, Inc.	1.1
Asurion LLC	1.0
Aramark Corporation	1.0
Calpine Corp. (corporate bond)	0.9
UPC Financing Partnership	0.9
MEG Energy Corp.	0.8
Laureate Education, Inc.	0.8
Total	9.9%

Top 10 Sectors (% of total investments)5

Health Care	11.1%
Business Equipment and Services	8.2
Electronics/Electrical	5.8
Telecommunications	4.9
Financial Intermediaries	4.6
Cable and Satellite Television	4.3
Retailers (Except Food and Drug)	4.0
Food Service	4.0
Publishing	3.9
Leisure Goods/Activities/Movies	3.9
Total	54.7%

Credit Quality (% of loan holdings)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflect the effects of expense reductions. Absent these reductions, performance would have been lower.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 139.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.7%
AVIO S.p.A.
Term Loan, 3.07%, Maturing June 14, 2017		625	$626,484
Term Loan, 3.87%, Maturing December 14, 2017	EUR	550	726,948
Term Loan, 3.95%, Maturing December 14, 2017		650	651,544
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		821	832,983
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		685	691,907
Term Loan, 6.25%, Maturing November 2, 2018		310	313,665
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017		1,177	1,202,109
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		800	802,334
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		1,660	1,295,139
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		1,546	1,571,894
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,970	1,988,004
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,422	1,430,990
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		3,516	3,572,383

			$15,706,384

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(2)		805	$791,823

			$791,823

Automotive — 5.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 30, 2020		550	$557,563
Allison Transmission, Inc.
Term Loan, 4.25%, Maturing August 23, 2019		2,856	2,902,370
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		386	391,419
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		6,887	7,003,401
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		2,394	2,274,873
Term Loan, 2.14%, Maturing December 28, 2015		3,009	2,858,715

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	$6,731,715
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	1,988	2,009,995
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,297	1,324,306
SRAM, LLC
Term Loan, 4.00%, Maturing June 7, 2018	1,975	1,965,125
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	1,442	1,465,898
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020	800	814,000
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	871	878,243
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	2,900	2,924,772

		$34,102,395

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, Maturing April 25, 2020(3)	825	$826,891

		$826,891

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 20, 2020	1,275	$1,286,815
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020	550	553,323
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016	716	680,141
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,605	1,629,404
Realogy Corporation
Term Loan, 6.20%, Maturing October 10, 2013	96	96,315
Term Loan, Maturing March 5, 2020(3)	1,000	1,013,625
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing February 11, 2020	275	276,375
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	470	475,171

		$6,011,169

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 12.8%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	345	$347,196
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	2,904	2,952,458
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	2,428	2,460,310
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016	3,046	3,001,141
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	564	568,791
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	692	701,158
Term Loan, 5.00%, Maturing February 21, 2015	1,207	1,201,312
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	798	809,970
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	1,070	1,090,973
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	632	633,235
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018	159	161,461
Term Loan, 6.25%, Maturing October 23, 2018	662	672,753
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,422	1,440,002
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	1,075	1,089,920
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020	2,025	2,034,366
ClientLogic Corporation
Term Loan, 7.03%, Maturing January 30, 2017	1,567	1,554,952
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	524	528,270
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	498	502,475
Term Loan - Second Lien, 10.25%, Maturing February 28, 2018	1,000	1,010,000
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	517	521,106
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,053	1,782,034
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	1,995	2,012,456
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020	525	527,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	1,924	$1,953,746
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	493	498,355
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	1,592	1,618,865
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	3,103	3,125,594
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	773	782,243
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017	1,970	1,988,020
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	2,738	2,777,945
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,571	1,590,701
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	900	952,875
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,994	1,974,122
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	653	652,622
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,000	1,011,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	842	855,179
National CineMedia, LLC
Term Loan, 3.45%, Maturing November 23, 2019	525	528,938
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	368	373,228
Term Loan, 4.50%, Maturing June 8, 2018	4,193	4,252,370
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	572	579,992
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	1,197	1,216,445
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	662	664,394
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	635	640,140
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017	946	952,521
Term Loan, 4.00%, Maturing March 8, 2020	6,450	6,540,706
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017	811	820,697

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		2,819	$2,858,440
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	741	966,357
Term Loan, 5.53%, Maturing August 21, 2015		74	73,615
Term Loan, 5.53%, Maturing August 21, 2015		1,335	1,335,005
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		117	118,236
Term Loan, 6.00%, Maturing July 28, 2017		598	604,076
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		325	329,063
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		3,709	3,773,735

			$74,013,689

Cable and Satellite Television — 6.6%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing December 2, 2019		846	$860,551
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,165	1,172,547
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		396	401,940
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		4,356	4,393,435
Charter Communications Operating, LLC
Term Loan, 3.45%, Maturing September 6, 2016		178	178,384
Term Loan, 4.00%, Maturing May 15, 2019		297	298,175
Term Loan, Maturing April 10, 2020(3)		1,350	1,348,910
Term Loan, Maturing January 19, 2021(3)		675	675,703
Crown Media Holdings, Inc.
Term Loan, 5.25%, Maturing July 14, 2018		430	432,460
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 15, 2020		3,325	3,322,922
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		823	835,282
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		1,075	1,082,614
Term Loan, 2.84%, Maturing April 17, 2020	EUR	700	926,129
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	619	813,094
Term Loan, 3.00%, Maturing March 4, 2016	EUR	619	813,094
Term Loan, 7.37%, Maturing March 6, 2017(4)	EUR	413	542,317
Term Loan - Second Lien, 4.12%, Maturing September 2, 2016	EUR	520	677,808

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,434	$1,449,977
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		802	808,230
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.71%, Maturing July 1, 2016	EUR	1,781	2,344,278
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		775	783,719
Term Loan, 3.87%, Maturing March 26, 2021	EUR	3,972	5,271,990
Term Loan, 3.25%, Maturing June 30, 2021		1,674	1,671,965
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(3)	GBP	1,475	2,320,307
Term Loan, Maturing February 17, 2020(3)		4,075	4,080,412
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		324	327,995

			$37,834,238

Chemicals and Plastics — 3.8%
AI Chemical & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		145	$147,270
Term Loan, 4.50%, Maturing October 3, 2019		280	283,839
AZ Chemicals US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,820	1,856,509
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		249	252,735
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		695	699,961
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		488	494,703
Huntsman International, LLC
Term Loan, 2.74%, Maturing April 19, 2017		1,532	1,541,950
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		3,416	3,464,598
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		400	403,747
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		94	95,595
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		978	990,941
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,172	1,187,342

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Schoeller Arca Systems Holding B.V.
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	145	$131,327
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	412	374,437
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	443	402,931
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		528	538,327
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		371	376,130
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing February 8, 2018		2,025	2,058,540
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		2,800	2,839,668
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,509	3,535,913

			$21,676,463

Clothing / Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		448	$453,812

			$453,812

Conglomerates — 2.5%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(3)		475	$480,245
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		525	527,625
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		2,717	2,748,212
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		2,495	2,516,726
Term Loan, 5.50%, Maturing October 18, 2017		1,386	1,407,656
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		1,234	1,243,637
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		750	750,313
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		3,317	3,372,657
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		1,607	1,633,121

			$14,680,192

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		2,175	$2,176,057

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,618	$2,657,714
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	496	502,453
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	2,886	2,938,316
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	540	549,929
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	620	625,740

		$9,450,209

Cosmetics / Toiletries — 1.1%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	2,978	$3,002,157
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.20%, Maturing November 28, 2014	975	856,375
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	337	342,936
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	2,175	2,199,469

		$6,400,937

Drugs — 1.2%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	495	$501,497
Term Loan, 5.50%, Maturing February 10, 2017	1,960	1,978,925
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	1,169	1,181,241
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	446	453,172
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	548	556,707
Term Loan, 4.25%, Maturing March 15, 2018	1,258	1,278,884
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	992	1,007,775

		$6,958,201

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	1,945	$1,971,458

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		104	$106,812
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		524	530,725
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.68%, Maturing March 31, 2016(4)(5)	GBP	532	215,007

			$2,824,002

Electronics / Electrical — 9.1%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,822	$1,851,313
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,285	1,306,888
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,260	3,307,631
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		536	539,706
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018		2,083	2,112,436
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018		798	803,652
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,225	1,232,513
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018		1,791	1,773,900
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018		2,555	2,599,303
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020		1,350	1,357,594
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020		2,900	2,939,423
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		349	352,180
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		5,037	5,127,229
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		950	956,531
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		1,393	1,420,425
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		1,356	1,373,281

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,150	$2,202,872
Term Loan, 4.75%, Maturing January 11, 2020	923	946,523
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	775	781,781
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	2,643	2,709,047
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	575	610,937
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	221	221,016
Semtech Corporation
Term Loan, 5.50%, Maturing March 20, 2017	396	399,836
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,220	1,236,522
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	474	476,962
Term Loan, 5.00%, Maturing March 10, 2016	350	352,333
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	993	1,006,147
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	542	550,442
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,216	1,240,632
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,354	1,373,430
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	746	755,792
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	120	120,832
Term Loan, 5.00%, Maturing June 7, 2019	1,158	1,168,039
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,272	1,290,890
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	550	559,625
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	214	214,657
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	1,000	1,010,000
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,172	1,186,713
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	510,000

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	2,488	$2,515,509

		$52,494,542

Equipment Leasing — 0.9%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,322	$1,334,905
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,275	1,287,750
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	2,819,583

		$5,442,238

Financial Intermediaries — 5.9%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	825	$838,922
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,219	1,233,984
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	2,045	2,052,726
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	549	554,111
First Data Corporation
Term Loan, 4.20%, Maturing March 23, 2018	4,136	4,127,701
Term Loan, 4.20%, Maturing September 24, 2018	1,875	1,870,313
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,272	1,266,948
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	652	656,449
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	840	845,880
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	904	909,124
LPL Holdings, Inc.
Term Loan, 4.00%, Maturing March 29, 2019	3,044	3,073,743
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	987	1,009,079
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	973	980,810
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	425	429,250
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	6,197	6,281,079

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,250	$1,272,656
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016	1,312	1,225,695
RJO Holdings Corp.
Term Loan, 6.20%, Maturing December 10, 2015(5)	7	5,773
Term Loan, 6.95%, Maturing December 10, 2015(5)	221	173,786
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	3,427	3,466,526
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	470	472,748
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,253	1,276,284

		$34,023,587

Food Products — 5.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,272	$1,291,685
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	633	626,203
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	1,294	1,309,273
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	987	995,897
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	5,234	5,282,223
Dole Food Company Inc.
Term Loan, Maturing April 1, 2020(3)	725	730,891
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,166	1,177,858
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	605	612,634
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(3)	10,475	10,583,353
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	983	988,678
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	629	639,299
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	5,409	5,476,612
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	3,775	3,798,579

		$33,513,185

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service — 6.2%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016		169	$170,739
Term Loan, 3.70%, Maturing July 26, 2016		304	306,870
Term Loan, 3.70%, Maturing July 26, 2016		4,621	4,666,168
Term Loan, 3.75%, Maturing July 26, 2016		2,094	2,116,691
Term Loan, 4.01%, Maturing July 26, 2016	GBP	950	1,453,547
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		448	453,347
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(5)		93	93,158
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,239	2,269,869
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		373	377,789
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,015	1,031,699
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,023	3,058,824
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,559	2,598,580
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		663	673,393
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,584	2,602,051
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		423	431,332
Sagittarius Restaurants, LLC
Term Loan, 7.25%, Maturing October 1, 2018		600	606,000
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		4,612	4,679,097
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		6,225	6,221,109
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		1,940	1,954,196

			$35,764,459

Food / Drug Retailers — 4.2%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		1,975	$2,002,310
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	1,000	1,319,969
Term Loan, 3.99%, Maturing July 10, 2017	GBP	5,775	8,979,010
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		6,117	6,185,460

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019	423	$430,265
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	2,325	2,356,097
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	450	467,812
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019	2,275	2,312,917

		$24,053,840

Health Care — 16.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	470	$477,598
Term Loan, 4.25%, Maturing June 30, 2017	568	576,685
Term Loan, 4.25%, Maturing June 30, 2017	2,339	2,375,928
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	374	375,814
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	847	855,577
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	575	576,707
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	1,546	1,573,182
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	449	456,450
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017	4,890	4,959,973
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	575	582,187
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016	2,105	2,124,864
Term Loan, 4.25%, Maturing September 15, 2017	1,112	1,125,780
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	642	652,492
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017	6,865	6,942,313
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	1,470	1,498,919
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015	1,883	1,896,947
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	2,933	2,969,156
Term Loan, 4.00%, Maturing November 1, 2019	3,117	3,157,443

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	585	$595,262
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,967	1,926,038
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	1,442	1,450,179
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,029	2,058,225
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	2,916	2,956,138
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	658	664,820
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017	6,843	6,871,579
Term Loan, 2.95%, Maturing May 1, 2018	3,347	3,359,688
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	1,264	1,278,108
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	1,861	1,888,347
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,642	1,666,967
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,007	1,000,215
Term Loan, 7.75%, Maturing May 15, 2018	896	891,400
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	1,639	1,656,222
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	3,975	4,051,774
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	546	560,204
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	569	574,658
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	711	716,641
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	709	714,530
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	516	523,526
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	2,861	2,897,854
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	569	572,096
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	896	902,776

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	1,417	$1,430,196
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	1,920	1,950,634
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	473	465,659
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	1,668	1,682,739
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	600	606,750
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	2,991	3,028,788
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	646	654,686
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	350	354,375
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,449	1,464,133
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	1,642	1,667,381
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,072	1,084,071
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	1,863	1,887,306
Term Loan, 3.50%, Maturing December 11, 2019	1,995	2,020,249
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	2,054	2,083,896
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017	773	782,243
Term Loan, 4.45%, Maturing April 3, 2017	1,094	1,109,701

		$95,228,069

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	1,646	$1,671,004
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019	1,796	1,827,483

		$3,498,487

Industrial Equipment — 2.1%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018	348	$352,581
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020	725	735,774

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019	698	$705,320
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016	975	979,889
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018	1,404	1,432,562
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017	972	976,474
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	3,147	3,207,140
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	127	129,128
Neenah Foundry Company
Term Loan, Maturing October 12, 2016(3)	475	472,625
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	775	787,202
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	976	981,220
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	690	698,068
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	337	341,283

		$11,799,266

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	1,970	$1,997,767
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	3,990	4,038,630
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017	2,314	2,339,887
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	8,703	8,825,963
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	299	304,487
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	2,120	2,149,717
Cooper Gay Swett & Crawford Ltd.
Term Loan, Maturing April 6, 2020(3)	475	479,948
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	673	686,779
Hub International Limited
Term Loan, 3.71%, Maturing June 13, 2017	3,518	3,557,509

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	$1,554,321

			$25,935,008

Leisure Goods / Activities / Movies — 5.5%
AMC Entertainment, Inc.
Term Loan, Maturing April 30, 2020(3)		2,375	$2,369,062
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 30, 2019		4,275	4,325,766
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		898	907,663
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020		1,200	1,216,117
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		2,509	2,554,824
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		968	973,287
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019		1,980	2,016,681
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		1,200	1,215,000
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		475	477,660
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,578	2,616,481
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018		1,052	816,376
Regal Cinemas, Inc.
Term Loan, 2.86%, Maturing August 23, 2017		2,812	2,834,769
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(5)		722	605,096
Term Loan - Second Lien, 7.20%, Maturing June 21, 2015(5)		800	426,000
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		2,230	2,252,528
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		1,452	1,475,682
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		1,739	1,766,785
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		2,893	2,914,446

			$31,764,223

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 2.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		410	$417,206
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		1,012	1,020,104
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,902	2,963,264
Term Loan, 5.45%, Maturing January 26, 2018		2,460	2,239,141
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	3,125	4,863,752
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016		215	215,897
Term Loan, 2.70%, Maturing November 23, 2016		598	600,108
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019		2,494	2,536,179
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		341	345,428
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		569	573,875
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 20, 2020		650	655,379
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		347	350,831

			$16,781,164

Nonferrous Metals / Minerals — 2.5%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		2,880	$2,929,355
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		525	542,062
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		3,015	3,049,482
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,015	1,027,434
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,669	2,715,457
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016		2,295	2,307,404
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		1,166	1,116,062
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		500	477,500

			$14,164,756

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 5.3%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	167	$169,319
Term Loan, 9.00%, Maturing June 23, 2017	2,192	2,240,818
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	1,997	2,040,292
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	606	607,056
Term Loan, 4.00%, Maturing April 23, 2020	969	971,290
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,181	1,189,095
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	1,472	1,454,575
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	2,302	2,339,153
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,491	7,581,242
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,176	2,198,252
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	2,000	2,008,000
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	475	479,750
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	850	861,156
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	2,009	2,042,433
Term Loan, 5.00%, Maturing September 25, 2019	163	165,308
Term Loan, 5.00%, Maturing September 25, 2019	266	270,639
Tallgrass Operations, LLC
Term Loan, 5.71%, Maturing November 13, 2018	2,120	2,145,300
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,646	1,672,326

		$30,436,004

Publishing — 5.6%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	3,171	$3,170,164
Aster Zweite Beteiligungs GmbH
Term Loan, 5.46%, Maturing December 31, 2014	1,614	1,627,010
Term Loan, 5.47%, Maturing December 31, 2014	1,543	1,548,909
Term Loan, 5.53%, Maturing December 31, 2014	93	93,701
Cengage Learning Acquisitions, Inc.
Term Loan, 2.70%, Maturing July 3, 2014	502	392,928

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
GateHouse Media Operating, Inc.
Term Loan, 2.20%, Maturing August 28, 2014	852	$312,127
Term Loan, 2.20%, Maturing August 28, 2014	2,030	744,122
Term Loan, 2.45%, Maturing August 28, 2014	659	241,684
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	4,763	4,838,228
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014	163	118,848
Term Loan, 3.57%, Maturing August 7, 2014	1,562	1,140,100
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	3,138	3,177,024
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018	599	609,722
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	39	38,835
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	7,478	7,549,708
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	825	823,762
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014	34	34,868
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	698	705,233
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014	462	376,698
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016	1,933	1,959,980
Source Interlink Companies, Inc.
Term Loan, 14.98%, Maturing March 18, 2014(4)(5)	805	133,986
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)	884	692,360
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,696	1,718,634

		$32,048,631

Radio and Television — 3.4%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016	1,516	$1,392,395
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	4,613	4,701,785
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,042,083
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018	480	488,592

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		1,368	$1,393,495
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		482	489,212
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017		806	821,595
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		593	598,428
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		409	416,232
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		966	984,549
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		750	756,406
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		860	868,284
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		500	504,063
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		3,825	3,868,096
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		1,112	1,129,934

			$19,455,149

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,484	$1,505,710
B&M Retail Limited
Term Loan, 5.99%, Maturing February 18, 2020	GBP	1,075	1,674,722
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		1,347	1,363,790
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		648	658,502
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		670	680,972
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,131	1,142,724
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		993	1,007,884
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		2,062	2,084,528
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,924	1,946,231

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,575	$2,603,508
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		790	809,750
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		4,725	4,769,665
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		474	478,551
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,372	2,395,032
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		474	482,092
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,209	2,243,079
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,764	1,746,245
Term Loan, 4.25%, Maturing August 7, 2019		597	592,523
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,446	1,460,230
Term Loan, 4.46%, Maturing January 31, 2017		2,437	2,459,164
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,280	1,247,844
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	29	33,846
Term Loan, 2.33%, Maturing March 9, 2015	EUR	62	74,001
Term Loan, 2.33%, Maturing March 9, 2015	EUR	347	411,310
Term Loan, 2.83%, Maturing March 8, 2016	EUR	18	21,799
Term Loan, 2.83%, Maturing March 8, 2016	EUR	71	84,327
Term Loan, 2.83%, Maturing March 8, 2016	EUR	440	522,026
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		634	642,464

			$35,142,519

Steel — 2.1%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		524	$532,198
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		200	206,500
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,045	1,067,821
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		5,796	5,899,314
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	748	1,173,140

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	686	$695,017
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013	825	819,328
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	152,428
Waupaca Foundry, Inc.
Term Loan, 4.75%, Maturing June 29, 2017	1,144	1,151,518
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	622	631,203

		$12,328,467

Surface Transport — 1.1%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018	3,455	$3,472,830
Term Loan, 3.75%, Maturing March 11, 2018	1,796	1,819,439
Swift Transportation Co., Inc.
Term Loan, 4.00%, Maturing December 21, 2017	1,201	1,223,185

		$6,515,454

Telecommunications — 6.2%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.75%, Maturing October 21, 2016	603	$596,407
Arris Group, Inc.
Term Loan, 3.50%, Maturing February 7, 2020	1,050	1,053,445
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017	835	843,476
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	474	476,892
Term Loan, 4.75%, Maturing February 21, 2020	3,075	3,096,141
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	1,852	1,862,846
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018	10,170	10,330,536
MetroPCS Wireless, Inc.
Term Loan, 4.88%, Maturing March 16, 2018	3,920	3,934,633
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019	750	760,781
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	572	575,701
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	343	346,092
Term Loan, 3.75%, Maturing September 27, 2019	156	157,691

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(6)	1,225	$1,233,422
Term Loan, 5.00%, Maturing April 23, 2019	1,836	1,850,471
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	6,774	6,854,252
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	883	888,854
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	918	928,295

		$35,789,935

Utilities — 3.0%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,691	$2,734,336
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	933	947,570
Term Loan, 4.00%, Maturing April 2, 2018	2,744	2,786,019
Term Loan, 4.00%, Maturing October 9, 2019	821	833,041
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	713	723,187
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018	4,348	4,407,794
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	499	511,219
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	5,832	4,298,150

		$17,241,316

Total Senior Floating-Rate Interests (identified cost $800,759,308)		$805,150,704

Corporate Bonds & Notes — 12.5%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(7)
GenCorp, Inc.
7.125%, 3/15/21(8)	50	$54,125

		$54,125

Automotive — 0.0%(7)
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(8)	92	$100,970

Security	Principal Amount* (000’s omitted)	Value

Automotive (continued)
General Motors Financial Co., Inc.
4.75%, 8/15/17(8)	70	$74,200
Navistar International Corp.
8.25%, 11/1/21	105	109,856

		$285,026

Beverage and Tobacco — 0.0%(7)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$121,669
4.25%, 5/1/23	105	105,000

		$226,669

Brokers, Dealers and Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$59,675
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,938
6.375%, 11/15/19	45	48,600

		$124,213

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(8)	55	$59,469
HD Supply, Inc.
8.125%, 4/15/19	35	39,769
7.50%, 7/15/20(8)	30	32,550
11.50%, 7/15/20	35	41,737
Isabelle Acquisition Sub, Inc.
10.00%, 11/15/18(4)(8)	130	145,112
Nortek, Inc.
10.00%, 12/1/18	85	95,944
8.50%, 4/15/21(8)	50	56,000

		$470,581

Business Equipment and Services — 0.1%
Education Management, LLC/Education Management Finance Corp.
15.00%, 7/1/18(8)	56	$58,085
FTI Consulting, Inc.
6.00%, 11/15/22(8)	40	42,900
HDTFS, Inc.
6.25%, 10/15/22	50	56,188
IMS Health, Inc.
6.00%, 11/1/20(8)	75	80,437

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
MDC Partners, Inc.
6.75%, 4/1/20(8)		35	$36,575
TransUnion Holding Co., Inc.
8.125%, 6/15/18(4)(8)		100	108,000

			$382,185

Cable and Satellite Television — 0.3%
AMC Networks, Inc.
4.75%, 12/15/22		35	$36,138
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		190	194,512
5.75%, 1/15/24		70	73,062
DISH DBS Corp.
6.75%, 6/1/21		170	184,450
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		1,000	1,040,000

			$1,528,162

Chemicals and Plastics — 1.6%
Ashland, Inc.
3.00%, 3/15/16(8)		15	$15,413
Hexion US Finance Corp.
6.625%, 4/15/20(8)		950	995,125
6.625%, 4/15/20		2,000	2,095,000
Ineos Finance PLC
7.25%, 2/15/19(8)	EUR	1,000	1,407,491
8.375%, 2/15/19(8)		1,825	2,064,531
7.50%, 5/1/20(8)		800	898,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(8)		20	20,900
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	137,637
TPC Group, Inc.
8.75%, 12/15/20(8)		55	58,300
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		1,500	1,503,750
Tronox Finance, LLC
6.375%, 8/15/20(8)		155	155,194

			$9,351,341

Security		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.0%(7)
Levi Strauss & Co.
6.875%, 5/1/22(8)		40	$44,850

			$44,850

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(8)		50	$51,750
General Cable Corp.
5.75%, 10/1/22(8)		75	78,000
Harbinger Group, Inc.
7.875%, 7/15/19(8)		35	37,625
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(8)		50	54,750
6.625%, 11/15/22(8)		70	77,350

			$299,475

Containers and Glass Products — 0.7%
BOE Merger Corp.
9.50%, 11/1/17(4)(8)		80	$86,800
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23(8)		85	87,231
Reynolds Group Holdings Inc.
5.75%, 10/15/20		3,875	4,068,750
Sealed Air Corp.
8.375%, 9/15/21(8)		10	11,750

			$4,254,531

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(4)(8)		125	$130,938
Party City Holdings, Inc.
8.875%, 8/1/20(8)		120	136,200
Sun Products Corp. (The)
7.75%, 3/15/21(8)		70	72,625

			$339,763

Diversified Financial Services — 0.3%
KION Finance SA
4.726%, 2/15/20(8)(9)	EUR	1,300	$1,748,416

			$1,748,416

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Drugs — 0.0%(7)
Valeant Pharmaceuticals International
6.375%, 10/15/20(8)	240	$267,000

		$267,000

Ecological Services and Equipment — 0.1%
ADS Waste Holdings, Inc.
8.25%, 10/1/20(8)	50	$54,875
Clean Harbors, Inc.
5.25%, 8/1/20	50	53,125
5.125%, 6/1/21(8)	25	26,313
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(5)(8)	523	443,347

		$577,660

Electronics / Electrical — 0.1%
Brocade Communications Systems, Inc.
6.875%, 1/15/20	30	$33,150
Ceridian Corp.
11.00%, 3/15/21(8)	20	22,700
Infor US, Inc.
9.375%, 4/1/19	60	68,700
NCR Corp.
5.00%, 7/15/22(8)	60	61,050
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	125,400

		$311,000

Equipment Leasing — 0.4%
Air Lease Corp.
4.50%, 1/15/16	260	$271,700
International Lease Finance Corp.
5.65%, 6/1/14	1,000	1,050,000
6.75%, 9/1/16(8)	350	399,875
7.125%, 9/1/18(8)	350	418,250

		$2,139,825

Financial Intermediaries — 1.4%
Ally Financial, Inc.
2.487%, 12/1/14(9)	55	$55,174
0.00%, 6/15/15	80	75,700
4.625%, 6/26/15	500	527,145

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
CIT Group, Inc.
5.50%, 2/15/19(8)		45	$50,963
5.375%, 5/15/20		10	11,325
5.00%, 8/15/22		20	22,474
First Data Corp.
7.375%, 6/15/19(8)		1,000	1,092,500
6.75%, 11/1/20(8)		1,480	1,594,700
11.25%, 1/15/21(8)		65	68,250
10.625%, 6/15/21(8)		65	67,194
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,727,027
Lender Processing Services, Inc.
5.75%, 4/15/23		75	80,438
Nuveen Investments, Inc.
9.50%, 10/15/20(8)		130	140,725
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	1,000	1,425,599

			$7,939,214

Food Products — 0.0%(7)
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)		70	$71,050
Michael Foods Holding, Inc.
8.50%, 7/15/18(4)(8)		50	52,625
Smithfield Foods, Inc.
6.625%, 8/15/22		95	105,688

			$229,363

Food Service — 0.0%(7)
Aramark Corp.
5.75%, 3/15/20(8)		35	$36,838

			$36,838

Food / Drug Retailers — 0.0%(7)
Pantry, Inc.
8.375%, 8/1/20(8)		70	$76,825

			$76,825

Health Care — 0.9%
Accellent, Inc.
8.375%, 2/1/17		135	$144,450
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		4	4,450

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alere, Inc.
8.625%, 10/1/18	45	$48,488
Amsurg Corp.
5.625%, 11/30/20(8)	20	21,200
Biomet, Inc.
6.50%, 8/1/20(8)	115	125,781
CDRT Holding Corp.
9.25%, 10/1/17(4)(8)	90	94,387
Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,348,775
7.125%, 7/15/20	120	134,250
DaVita, Inc.
5.75%, 8/15/22	215	230,050
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18	20	22,550
HCA Holdings, Inc.
6.25%, 2/15/21	85	93,287
HCA, Inc.
4.75%, 5/1/23	1,050	1,097,250
Hologic, Inc.
6.25%, 8/1/20	245	265,825
INC Research, LLC
11.50%, 7/15/19(8)	55	60,500
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	50,738
United Surgical Partners International, Inc.
9.00%, 4/1/20	60	68,100
VWR Funding, Inc.
7.25%, 9/15/17(8)	185	197,950

		$5,008,031

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20	662	$729,027
Mead Products, LLC/ACCO Brands Corp.
6.75%, 4/30/20(8)	85	90,738
Tempur-Pedic International, Inc.
6.875%, 12/15/20(8)	40	43,850

		$863,615

Homebuilders / Real Estate — 0.0%(7)
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(8)	65	$70,038

		$70,038

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment — 0.0%(7)
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	65	$69,388

		$69,388

Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(8)	45	$47,756
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	1,050	1,136,625
Hub International, Ltd.
8.125%, 10/15/18(8)	70	75,688
Onex USI Acquisition Corp.
7.75%, 1/15/21(8)	115	119,025

		$1,379,094

Leisure Goods / Activities / Movies — 0.3%
AMC Entertainment, Inc.
8.75%, 6/1/19	110	$121,687
Bombardier, Inc.
4.25%, 1/15/16(8)	50	52,437
6.125%, 1/15/23(8)	35	38,019
National CineMedia, LLC
6.00%, 4/15/22	790	865,050
NCL Corp., Ltd.
5.00%, 2/15/18(8)	30	31,313
Regal Entertainment Group
5.75%, 2/1/25	25	25,313
Royal Caribbean Cruises
7.00%, 6/15/13	95	95,594
6.875%, 12/1/13	35	36,181
7.25%, 6/15/16	25	28,500
7.25%, 3/15/18	50	57,937
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	65	71,419
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	60	67,350

		$1,490,800

Lodging and Casinos — 1.1%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(8)	480	$134,400

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Co., Inc.
5.375%, 12/15/13	20	$19,950
11.25%, 6/1/17	1,500	1,593,750
8.50%, 2/15/20	2,100	2,033,062
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(8)	555	549,450
9.00%, 2/15/20(8)	1,175	1,163,250
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/20(8)	58	58,290
MGM Resorts International
6.625%, 12/15/21	120	130,500
7.75%, 3/15/22	30	34,425
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	95	95,000
11.00%, 9/15/18(8)	50	48,250
Station Casinos, LLC
7.50%, 3/1/21(8)	85	90,100
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)	310	285,200
Waterford Gaming, LLC
8.625%, 9/15/14(5)(8)	157	79,658

		$6,315,285

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$27,471
Eldorado Gold Corp.
6.125%, 12/15/20(8)	135	138,375
IAMGOLD Corp.
6.75%, 10/1/20(8)	125	118,750
Inmet Mining Corp.
8.75%, 6/1/20(8)	30	32,550
7.50%, 6/1/21(8)	50	52,500

		$369,646

Nonferrous Metals / Minerals — 0.0%(7)
New Gold, Inc.
7.00%, 4/15/20(8)	40	$42,600
6.25%, 11/15/22(8)	70	72,450

		$115,050

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas — 0.6%
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(8)	50	$49,250
Bonanza Creek Energy, Inc.
6.75%, 4/15/21(8)	55	58,300
Bristow Group, Inc.
6.25%, 10/15/22	80	87,500
Chesapeake Energy Corp.
6.125%, 2/15/21	135	149,175
5.75%, 3/15/23	115	125,062
Concho Resources, Inc.
5.50%, 4/1/23	80	85,600
Continental Resources, Inc.
5.00%, 9/15/22	160	174,800
4.50%, 4/15/23(8)	70	74,725
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(8)	70	71,400
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22(8)	125	129,375
EP Energy, LLC/EP Energy Finance, Inc.
6.875%, 5/1/19	290	319,000
9.375%, 5/1/20	210	245,700
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	35	40,338
EPL Oil & Gas, Inc.
8.25%, 2/15/18(8)	75	81,000
FTS International Services, LLC/FTS International Bonds, Inc.
8.125%, 11/15/18(8)	30	32,250
Kodiak Oil & Gas Corp.
5.50%, 1/15/21(8)	15	15,844
Laredo Petroleum, Inc.
7.375%, 5/1/22	90	99,450
MEG Energy Corp.
6.375%, 1/30/23(8)	100	106,000
Newfield Exploration Co.
5.625%, 7/1/24	120	129,600
Oasis Petroleum, Inc.
6.875%, 1/15/23	135	150,525
Offshore Group Investment, Ltd.
7.125%, 4/1/23(8)	20	20,900
Plains Exploration & Production Co.
6.875%, 2/15/23	200	228,750
Rockies Express Pipeline, LLC
6.00%, 1/15/19(8)	70	69,125

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Rosetta Resources, Inc.
5.625%, 5/1/21	60	$62,625
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(8)	170	176,375
Sabine Pass LNG, L.P.
6.50%, 11/1/20(8)	100	107,750
SandRidge Energy, Inc.
7.50%, 3/15/21	30	31,275
8.125%, 10/15/22	5	5,350
Seadrill, Ltd.
5.625%, 9/15/17(8)	270	277,425
SM Energy Co.
6.50%, 1/1/23	75	83,250
Tesoro Corp.
5.375%, 10/1/22	105	112,350

		$3,400,069

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)	605	$688,187
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(8)	105	108,675

		$796,862

Radio and Television — 0.5%
Clear Channel Communications, Inc.
9.00%, 12/15/19(8)	953	$957,765
11.25%, 3/1/21(8)	50	53,250
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/22(8)	50	53,375
Clear Channel Worldwide Holdings, Inc., Series B
6.50%, 11/15/22(8)	130	140,075
Entravision Communications Corp.
8.75%, 8/1/17	844	913,630
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	73,412
Univision Communications, Inc.
6.75%, 9/15/22(8)	825	919,875
WMG Acquisition Corp.
6.00%, 1/15/21(8)	50	53,750

		$3,165,132

Security	Principal Amount* (000’s omitted)	Value

Rail Industries — 0.1%
Kansas City Southern Mexico
8.00%, 2/1/18	500	$546,850

		$546,850

Real Estate Investment Trusts (REITs) — 0.0%(7)
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 4/15/21(8)	50	$51,219

		$51,219

Retailers (Except Food and Drug) — 0.2%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21(8)	35	$36,444
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(8)	55	57,337
Claire’s Stores, Inc.
8.875%, 3/15/19	15	16,163
9.00%, 3/15/19(8)	130	149,662
6.125%, 3/15/20(8)	45	47,756
CST Brands, Inc.
5/1/23(8)	30	30,938
Michaels Stores, Inc.
7.75%, 11/1/18	190	209,712
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(4)(8)	115	120,319
Petco Holdings, Inc.
8.50%, 10/15/17(4)(8)	200	209,750
Radio Systems Corp.
8.375%, 11/1/19(8)	60	65,400
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	175	189,437
ServiceMaster Company
7.00%, 8/15/20(8)	35	36,444

		$1,169,362

Steel — 0.0%(7)
AK Steel Corp.
8.75%, 12/1/18(8)	35	$38,981

		$38,981

Surface Transport — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	$36,663

		$36,663

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 1.4%
Avaya, Inc.
9.00%, 4/1/19(8)		50	$51,250
10.50%, 3/1/21(8)		745	690,987
Crown Castle International Corp.
5.25%, 1/15/23		100	105,125
Frontier Communications Corp.
7.625%, 4/15/24		55	57,613
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,000	1,117,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20		160	178,200
Intelsat Luxembourg SA
7.75%, 6/1/21(8)		155	164,300
8.125%, 6/1/23(8)		120	128,250
Lynx I Corp.
5.375%, 4/15/21(8)		925	992,062
6.00%, 4/15/21(8)	GBP	950	1,562,379
MetroPCS Wireless, Inc.
6.25%, 4/1/21(8)		135	145,462
6.625%, 4/1/23(8)		205	221,144
SBA Communications Corp.
5.625%, 10/1/19(8)		60	63,375
SBA Telecommunications, Inc.
5.75%, 7/15/20(8)		85	90,844
Softbank Corp.
4.50%, 4/15/20(8)		200	207,522
Sprint Nextel Corp.
7.00%, 8/15/20		1,045	1,149,500
6.00%, 11/15/22		115	120,462
Wind Acquisition Finance SA
5.456%, 4/30/19(8)	EUR	500	673,291
6.50%, 4/30/20(8)		475	499,344
Windstream Corp.
6.375%, 8/1/23		40	41,600

			$8,260,210

Utilities — 1.5%
AES Corp. (The)
4.875%, 5/15/23		35	$35,787
Calpine Corp.
7.50%, 2/15/21(8)		4,253	4,827,155
7.875%, 1/15/23(8)		3,015	3,467,250

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(8)	35	$37,275

		$8,367,467

Total Corporate Bonds & Notes (identified cost $67,618,309)		$72,200,824

Asset-Backed Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(9)	$589	$534,859
Babson Ltd., Series 2005-1A, Class C1, 2.227%, 4/15/19(8)(9)	753	699,364
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.78%, 3/8/17(9)	985	1,000,972
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.028%, 7/17/19(9)	750	735,065
Comstock Funding Ltd., Series 2006-1A, Class D, 4.537%, 5/30/20(8)(9)	692	648,480
Oak Hill Credit Partners, Series 2013-8A, Class C, 3.028%, 4/20/25(8)(9)	400	387,000
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.778%, 4/20/25(8)(9)	450	450,000
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.543%, 11/8/24(8)(9)	1,750	1,765,174
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.526%, 4/25/21(8)(9)	1,000	924,129

Total Asset-Backed Securities (identified cost $7,196,422)		$7,145,043

Common Stocks — 1.3%

Security	Shares	Value

Air Transport — 0.0%(7)
Delta Air Lines, Inc.(10)(11)	3,971	$68,063

		$68,063

Automotive — 0.1%
Dayco Products, LLC(5)(10)(11)	18,702	$579,762

		$579,762

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Building and Development — 0.1%
Panolam Holdings Co.(5)(10)(12)	253	$332,111
United Subcontractors, Inc.(5)(10)(11)	536	22,331

		$354,442

Ecological Services and Equipment — 0.1%
Environmental Systems Products Holdings, Inc.(5)(10)(12)	6,211	$448,621

		$448,621

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(10)(11)	78	$8,409

		$8,409

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(10)(11)	44,318	$401,078

		$401,078

Leisure Goods / Activities / Movies — 0.3%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	50,438	$1,995,453

		$1,995,453

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(10)	71	$6,390
Tropicana Entertainment, Inc.(5)(10)(11)	35,670	557,344

		$563,734

Nonferrous Metals / Minerals — 0.0%(7)
Euramax International, Inc.(5)(10)(11)	701	$157,770

		$157,770

Oil and Gas — 0.0%(7)
SemGroup Corp.(10)	1,397	$72,434

		$72,434

Publishing — 0.5%
Ion Media Networks, Inc.(5)(10)(11)	3,990	$2,537,640
MediaNews Group, Inc.(5)(10)(11)	10,718	224,862
Source Interlink Companies, Inc.(5)(10)(11)	2,290	0

		$2,762,502

Total Common Stocks (identified cost $4,030,287)		$7,412,268

Preferred Stocks — 0.0%(7)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(12)	1,422	$89,586

Total Preferred Stocks (identified cost $24,885)		$89,586

Warrants — 0.0%(7)

Security	Shares	Value

Oil and Gas — 0.0%(7)
SemGroup Corp., Expires 11/30/14(10)	1,470	$40,895

Total Warrants (identified cost $15)		$40,895

Miscellaneous — 0.0%(7)

Security	Shares	Value

Oil and Gas — 0.0%(7)
SemGroup Corp., Escrow Certificate(10)	540,000	$24,300

Total Miscellaneous (identified cost $0)		$24,300

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$13,564	$13,563,720

Total Short-Term Investments (identified cost $13,563,720)		$13,563,720

Total Investments — 156.9% (identified cost $893,192,946)		$905,627,340

Less Unfunded Loan Commitments — (0.2)%		$(1,225,000)

Net Investments — 156.7% (identified cost $891,967,946)		$904,402,340

Other Assets, Less Liabilities — (34.0)%		$(195,799,969)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.7)%		$(131,303,423)

Net Assets Applicable to Common Shares — 100.0%		$577,298,948

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $47,771,126 or 8.3% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security (see Note 8).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $878,404,226)	$890,838,620
Affiliated investment, at value (identified cost, $13,563,720)	13,563,720
Cash	8,431,591
Foreign currency, at value (identified cost, $1,634,042)	1,626,001
Interest receivable	3,957,712
Interest receivable from affiliated investment	2,207
Receivable for investments sold	981,079
Receivable for shares sold through shelf offering	1,135,275
Prepaid expenses	41,070
Total assets	$920,577,275

Liabilities
Notes payable	$180,000,000
Payable for investments purchased	30,277,553
Payable for open forward foreign currency exchange contracts	703,346
Payable to affiliates:
Investment adviser fee	544,003
Trustees’ fees	2,772
Accrued expenses	447,230
Total liabilities	$211,974,904
Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,303,423
Net assets applicable to common shares	$577,298,948

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,074,786 shares issued and outstanding	$360,748
Additional paid-in capital	674,865,743
Accumulated net realized loss	(111,953,222)
Accumulated undistributed net investment income	2,382,950
Net unrealized appreciation	11,642,729
Net assets applicable to common shares	$577,298,948

Net Asset Value Per Common Share
($577,298,948 ÷ 36,074,786 common shares issued and outstanding)	$16.00

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income	$22,906,703
Dividends	134,543
Interest income allocated from affiliated investment	11,044
Expenses allocated from affiliated investment	(1,043)
Total investment income	$23,051,247

Expenses
Investment adviser fee	$3,185,831
Trustees’ fees and expenses	16,657
Custodian fee	188,555
Transfer and dividend disbursing agent fees	9,038
Legal and accounting services	74,740
Printing and postage	54,406
Interest expense and fees	1,063,273
Preferred shares service fee	99,136
Miscellaneous	81,833
Total expenses	$4,773,469
Deduct —
Reduction of custodian fee	$26
Total expense reductions	$26

Net expenses	$4,773,443

Net investment income	$18,277,804

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,456,565
Investment transactions allocated from affiliated investment	274
Foreign currency and forward foreign currency exchange contract transactions	789,579
Net realized gain	$6,246,418
Change in unrealized appreciation (depreciation) —
Investments	$5,719,697
Foreign currency and forward foreign currency exchange contracts	(293,012)
Net change in unrealized appreciation (depreciation)	$5,426,685

Net realized and unrealized gain	$11,673,103

Distributions to preferred shareholders
From net investment income	$(115,191)

Net increase in net assets from operations	$29,835,716

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$18,277,804	$37,073,434
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	6,246,418	6,136,350
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	5,426,685	16,979,301
Distributions to preferred shareholders — From net investment income	(115,191)	(218,137)
Net increase in net assets from operations	$29,835,716	$59,970,948
Distributions to common shareholders —
From net investment income	$(18,856,355)	$(35,540,737)
Total distributions to common shareholders	$(18,856,355)	$(35,540,737)
Capital share transactions —
Reinvestment of distributions to common shareholders	$413,474	$651,989
Proceeds from shelf offering, net of offering costs (see Note 6)	37,441,367	—
Net increase in net assets from capital share transactions	$37,854,841	$651,989

Net increase in net assets	$48,834,202	$25,082,200

Net Assets Applicable to Common Shares
At beginning of period	$528,464,746	$503,382,546
At end of period	$577,298,948	$528,464,746

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$2,382,950	$3,076,692

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2013
Net increase in net assets from operations	$29,835,716
Distributions to preferred shareholders	115,191
Net increase in net assets from operations excluding distributions to preferred shareholders	$29,950,907
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(250,708,386)
Investments sold and principal repayments	214,008,244
Decrease in short-term investments, net	1,552,610
Net amortization/accretion of premium (discount)	(1,196,535)
Decrease in restricted cash	410,000
Increase in interest receivable	(166,161)
Decrease in interest receivable from affiliated investment	33
Decrease in receivable for open forward foreign currency exchange contracts	6,074
Decrease in receivable from the transfer agent	73,008
Increase in prepaid expenses	(2,827)
Increase in payable for open forward foreign currency exchange contracts	277,691
Increase in payable to affiliate for investment adviser fee	11,821
Increase in payable to affiliate for Trustees’ fees	33
Increase in accrued expenses	86,735
Increase in unfunded loan commitments	1,103,378
Net change in unrealized (appreciation) depreciation from investments	(5,719,697)
Net realized gain from investments	(5,456,565)
Net cash used in operating activities	$(15,769,637)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(18,442,881)
Cash distributions paid to preferred shareholders	(115,899)
Proceeds from notes payable	5,000,000
Proceeds from shelf offering, net of offering costs	36,306,092
Net cash provided by financing activities	$22,747,312

Net increase in cash*	$6,977,675

Cash at beginning of period(1)	$3,079,917

Cash at end of period(1)	$10,057,592

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$413,474
Cash paid for interest and fees on borrowings	908,718

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(8,181).

(1)	Balance includes foreign currency, at value.

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.630		$14.910	$14.980	$13.700	$10.190	$17.800

Income (Loss) From Operations
Net investment income(1)	$0.528		$1.097	$1.014	$1.025	$0.978	$1.665
Net realized and unrealized gain (loss)	0.334		0.681	(0.013)	1.374	3.423	(7.647)
Distributions to preferred shareholders
From net investment income(1)	(0.003)		(0.006)	(0.009)	(0.011)	(0.028)	(0.367)

Total income (loss) from operations	$0.859		$1.772	$0.992	$2.388	$4.373	$(6.349)

Less Distributions to Common Shareholders
From net investment income	$(0.545)		$(1.052)	$(1.062)	$(1.108)	$(0.863)	$(1.142)
Tax return of capital	—		—	—	—	—	(0.119)

Total distributions to common shareholders	$(0.545)		$(1.052)	$(1.062)	$(1.108)	$(0.863)	$(1.261)

Premium from common shares sold through shelf offering (see Note 6)(1)	$0.056		$—	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$16.000		$15.630	$14.910	$14.980	$13.700	$10.190

Market value — End of period (Common shares)	$17.370		$16.250	$14.550	$15.640	$12.980	$9.480

Total Investment Return on Net Asset Value(2)	5.92	%(3)	12.31%	6.69%	17.93%	46.90%	(37.33)%

Total Investment Return on Market Value(2)	10.60	%(3)	19.66%	(0.28)%	29.96%	49.61%	(35.90)%

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$577,299		$528,465	$503,383	$505,197	$460,700	$342,457
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.37	%(6)	1.38%	1.29%	1.22%	1.21%	1.18%
Interest and fee expense(7)	0.39	%(6)	0.42%	0.44%	0.49%	1.15%	0.99%
Total expenses	1.76	%(6)	1.80%	1.73%	1.71%	2.36%	2.17%
Net investment income	6.74	%(6)	7.20%	6.69%	7.11%	9.21%	10.66%
Portfolio Turnover	25	%(3)	54%	49%	36%	42%	21%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.87	%(6)	0.87%	0.83%	0.77%	0.74%	0.68%
Interest and fee expense(7)	0.25	%(6)	0.27%	0.28%	0.31%	0.70%	0.57%
Total expenses	1.12	%(6)	1.14%	1.11%	1.08%	1.44%	1.25%
Net investment income	4.30	%(6)	4.54%	4.28%	4.50%	5.63%	6.12%
Senior Securities:
Total notes payable outstanding (in 000’s)	$180,000		$175,000	$165,000	$150,000	$150,000	$154,200
Asset coverage per $1,000 of notes payable(8)	$4,937		$4,770	$4,847	$5,243	$4,947	$4,074
Total preferred shares outstanding	5,252		5,252	5,252	5,252	5,252	5,252
Asset coverage per preferred share(9)	$71,362		$68,133	$67,473	$69,900	$65,945	$55,060
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable incurred to redeem the Trust’s APS (see Note 10).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 285% at April 30, 2013, and 273%, 270%, 280%, 264% and 220% at October 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(10)	Plus accumulated and unpaid dividends.

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If

32

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Trust, for federal income tax purposes, had a capital loss carryforward of $117,881,749 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($4,686,994), October 31, 2014 ($1,142,602), October 31, 2015 ($2,782,217), October 31, 2016 ($63,478,422), October 31, 2017 ($33,311,438), October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2013, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

33

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of April 30, 2013 is as follows:

APS Issued and Outstanding

Series A	1,313
Series B	1,313
Series C	1,313
Series D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2013	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.15%	$28,123	0.17%	0.08–0.24
Series B	0.15	28,289	0.17	0.08–0.24
Series C	0.15	27,687	0.17	0.11–0.24
Series D	0.15	31,092	0.19	0.08–0.24

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of April 30, 2013.

34

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2013, the Trust’s investment adviser fee amounted to $3,185,831. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $257,880,453 and $211,616,878, respectively, for the six months ended April 30, 2013.

6  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended April 30, 2013 and the year ended October 31, 2012 were 26,128 and 42,479, respectively.

Pursuant to a registration statement filed with and originally declared effective on November 14, 2012 by the SEC, the Trust is authorized to issue up to an additional 3,380,550 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended April 30, 2013, the Trust sold 2,238,488 common shares and received proceeds (net of offering costs) of $37,441,367 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold was $1,945,330.

Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended April 30, 2013 were $75,641.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$892,396,791

Gross unrealized appreciation	$20,429,535
Gross unrealized depreciation	(8,423,986)

Net unrealized appreciation	$12,005,549

8  Restricted Securities

At April 30, 2013, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable

35

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	$448,621
Panolam Holdings Co.	12/30/09	253	139,024	332,111

Total Common Stocks			$139,024	$780,732

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885	$89,586

Total Restricted Securities			$163,909	$870,318

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	British Pound Sterling 1,512,944	United States Dollar 2,290,438	Goldman Sachs International	$(59,240)
5/31/13	Euro 6,247,081	United States Dollar 8,170,182	Citibank NA	(58,381)
6/28/13	British Pound Sterling 7,848,210	United States Dollar 11,878,030	Citibank NA	(308,636)
6/28/13	Euro 6,431,875	United States Dollar 8,273,192	HSBC Bank USA	(200,388)
7/31/13	British Pound Sterling 5,934,587	United States Dollar 9,183,061	HSBC Bank USA	(30,595)
7/31/13	Euro 3,288,925	United States Dollar 4,287,854	Deutsche Bank	(46,106)

				$(703,346)

At April 30, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $703,346.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(703,346	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$823,772	(1)	$(283,765	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $37,823,000.

10  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $210 million ($185 million prior to March 26, 2013) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2013, the Trust had borrowings outstanding under the Agreement of $180,000,000 at an interest rate of 0.97%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2013. For the six months ended April 30, 2013, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $178,812,155 and 1.03%, respectively.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Senior Floating-Rate Trust

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

12  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$800,565,031	$3,360,673	$803,925,704
Corporate Bonds & Notes	—	71,677,819	523,005	72,200,824
Asset-Backed Securities	—	7,145,043	—	7,145,043
Common Stocks	140,497	2,001,843	5,269,928	7,412,268
Preferred Stocks	—	—	89,586	89,586
Warrants	—	40,895	—	40,895
Miscellaneous	—	24,300	—	24,300
Short-Term Investments	—	13,563,720	—	13,563,720

Total Investments	$140,497	$895,018,651	$9,243,192	$904,402,340

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(703,346)	$—	$(703,346)

Total	$—	$(703,346)	$—	$(703,346)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

14  Subsequent Event

On May 30, 2013, and as approved by the Trustees, the Trust filed a registration statement with the SEC to allow it to issue additional common shares through a shelf offering, the issuance of which is subject to the effectiveness of the registration statement.

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2013, Trust records indicate that there are 11 registered shareholders and approximately 22,795 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

43

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2025-6/13	CE-FLRTSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 11, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 11, 2013